Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 5,551,367	$ 2,768,816	$ 95,252	$ 3,621,924	$ 82,514	$ 121,270	$ 12,241,143
Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]
Total	34,574	234,704	377	654,654		2,732	927,042
Buenos Aires/Oil/Natural Gas/Well [Member]
Total	78,680						78,680
Neuquén/Oil/Natural Gas/Well [Member]
Total	6,438	167,577	526				174,540
Entity-level payments, Argentina [Member]
Total	29,372				170	3,062	32,604
Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]
Total	87,375		27,270				114,646
Entity-level payments, Australia [Member]
Total	1,651,781					446	1,652,227
Sylhet/Natural Gas/Well [Member]
Total	94,672		656	715,495		200	811,023
Entity-level payments, Brazil [Member]
Total					65,652		65,652
Alberta/Oil/Natural Gas/Well [Member]
Total		7,937					7,937
Offshore-Atlantic Ocean/Newfoundland and Labrador/Oil/Well [Member]
Total		350,768	3,744				354,513
Entity-level payments, Canada [Member]
Total	1,751,908						1,751,908
Chongqing Shi/Natural Gas/Well [Member]
Total	5,373						5,373
Sichuan Sheng/Natural Gas/Well [Member]
Total	8,354						8,354
Offshore-Bohai Bay/Tianjin Shi/Oil/Well [Member]
Total			542				542
Offshore-South China Sea/Guangdong Sheng/Oil/Well [Member]
Total			131				131
Entity-level payments, China [Member]
Total	133						133
Offshore-Mediterranean Sea/Cyprus/Block 12/Aphrodite/Natural Gas/Well [Member]
Total						190	190
Offshore-Mediterranean Sea/Al Qāhirah/Natural Gas/Well [Member]
Total					150		150
Offshore-Mediterranean Sea/Al Qāhirah/Oil/Natural Gas/Well [Member]
Total					783		783
Offshore-Atlantic Ocean/Bioko Nord/Oil/Natural Gas/Well [Member]
Total		109,951	1,501	306,302		1,694	419,449
Entity-level payments, Equatorial Guinea [Member]
Total	76,714						76,714
Entity-level payments, Indonesia [Member]
Total	7,073						7,073
Offshore-Mediterranian Sea/Tel Aviv/Oil/Natural Gas/Well [Member]
Total	220,661	145,745					366,406
Batys Qazaqstan oblysy/Oil/Natural Gas/Well [Member]
Total	128,437						128,437
Al Aḩmadī/Oil/Well [Member]
Total	611,480	389,996				5,000	1,006,477
Offshore-Gulf of Thailand/Malaysia/Oil/Natural Gas/Well [Member]
Total		584		556,177			556,761
Entity-level payments, Malaysia [Member]
Total	22,367						22,367
Delta/Oil/Well [Member]
Total			1,999				1,999
Offshore-Gulf of Guinea/Delta/Natural Gas/Well [Member]
Total		3,790	2,365
Offshore-Gulf of Guinea/Delta/Oil/Natural Gas/Well [Member]
Total				1,295,360			1,295,360
Offshore-Gulf of Guinea/Delta/Oil/Well [Member]
Total			2,488				2,488
Offshore-Gulf of Guinea/Ondo/Oil/Well [Member]
Total			2,100				2,100
Delta/Natural Gas/Well [Member]
Total			381				381
Delta/Oil/Natural Gas/Well [Member]
Total	45,000	141,029	11,272			14,890	212,191
Offshore-Gulf of Guinea/Bayelsa/Oil/Well [Member]
Total	67,100	28,220		$ 93,935			6,156
Entity-level payments, Nigeria [Member]
Total	364,842					$ 93,245	93,245
Offshore-Shallow water/Paramaribo/Oil/Well [Member]
Total			1,570				1,570
Entity-level payments, Suriname [Member]
Total					4,643		4,643
Offshore-Gulf of Thailand/Krung Thep Maha Nakhon/Oil/Natural Gas/Well [Member]
Total	21,727	106,816			498		129,040
Offshore-North Sea/Aberdeen City/Oil/Natural Gas/Well [Member]
Total	97,693						97,693
Entity-level payments, UK [Member]
Total	(3,527)						(3,527)
California/Oil/Well [Member]
Total		8,845					8,845
Colorado/Oil/Natural Gas/Well [Member]
Total		6,872					6,872
Federal Government/Oil/Natural Gas/Well [Member]
Total		7,915	576				8,491
New Mexico/Oil/Natural Gas/Well [Member]
Total		386,916	903				387,818
Offshore-Gulf of America/Federal Government/Oil/Natural Gas/Well [Member]
Total		57,084	1,049				58,133
Offshore-Gulf of America/Gulf of America/Oil/Natural Gas/Well [Member]
Total		$ 614,066					614,066
Offshore-Gulf of America/Louisiana/Oil/Natural Gas/Well [Member]
Total			1,151		$ 10,619		11,770
Entity-level payments, United States [Member]
Total	$ 143,139		$ 18,434				$ 161,573